UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2018

CLEARBRIDGE

ALL CAP GROWTH ETF

CACG

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to achieve long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge All Cap Growth ETF for the six-month reporting period ended March 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

II	ClearBridge All Cap Growth ETF

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended March 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.3%. Moderating GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), residential fixed investment, exports and state and local government spending. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on March 31, 2018, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This equaled the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In March 2018, 20.3% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

ClearBridge All Cap Growth ETF	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite a weak finish, the U.S. stock market posted solid results during the reporting period. The market moved higher during the first four months of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of improving economic growth, expectations for a rollback for certain government regulations and, in December 2017, the signing of the U.S. tax reform bill. However, the market gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. All told, for the six months ended March 31, 2018, the S&P 500 Indexiv gained 5.84%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexv, generated the strongest returns, as it gained 5.85% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvi, returned 5.58%, whereas small-cap stocks, as measured by the Russell 2000 Indexvii, generated the weakest relative results, gaining 3.25%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 9.20% and 2.11%, respectively, during the six months ended March 31, 2018.

Performance review

For the six months ended March 31, 2018, ClearBridge All Cap Growth ETF generated a 8.13% return on a net asset value (“NAV”)x basis.

The performance table shows the Fund’s total return for the six months ended March 31, 2018 based on its NAV. The Fund’s broad-based market index, the Russell 3000 Growth Index returned 9.20% over the same time frame. The Lipper Multi-Cap Growth Funds Category Average1 returned 9.13% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 507 funds in the Fund’s Lipper category.

IV	ClearBridge All Cap Growth ETF

Performance Snapshot as of March 31, 2018 (unaudited)
6 months
ClearBridge All Cap Growth ETF:
$28.22 (NAV)	8.13%*†
Russell 3000 Growth Index	9.20%
Lipper Multi-Cap Growth Funds Category Average	9.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market pricexi (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated February 1, 2018, the gross total annual fund operating expense ratio for the Fund was 0.53%.

* Total returns are based on changes in NAV. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason/etf. The Fund is traded under the symbol “CACG” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

RISKS: The Fund is newly organized, with a limited history of operations. Equity securities are subject to market and price fluctuations. In addition to investments in large-capitalization companies, investments may be made in speculative and/or small-cap and mid-cap companies which involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund’s growth-oriented investment style may increase the risks of investing in the Fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities

ClearBridge All Cap Growth ETF	V

Investment commentary (cont’d)

typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Investments may also be made in depositary receipts and other securities of non-U.S. companies in developed and emerging markets which involve risks in addition to those ordinarily associated with investing in domestic securities, including the potentially negative effects of currency fluctuation, political and economic developments, foreign taxation and differences in auditing and other financial standards. These risks are magnified in emerging markets. Active management and diversification does not ensure gains or protect against market declines. Distributions are not guaranteed and are subject to change. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	ClearBridge All Cap Growth ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

xi	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from a Fund’s NAV.

ClearBridge All Cap Growth ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2018 and September 30, 2017. The composition of the Fund’s investments is subject to change at any time.

ClearBridge All Cap Growth ETF 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on October 1, 2017 and held for the six months ended March 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
8.13%	$1,000.00	$1,081.30	0.53%	$2.75	5.00%	$1,000.00	$1,022.29	0.53%	$2.67

[1]	For the six months ended March 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

2	ClearBridge All Cap Growth ETF 2018 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2018

ClearBridge All Cap Growth ETF

Security	Shares	Value
Common Stocks — 97.7%
Consumer Discretionary — 14.1%
Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill Inc.	1,630	$526,669	*
Yum China Holdings Inc.	17,675	733,513
Total Hotels, Restaurants & Leisure		1,260,182
Internet & Direct Marketing Retail — 4.3%
Amazon.com Inc.	1,510	2,185,483	*
Liberty Interactive Corp. QVC Group, Class A Shares	22,005	553,866	*
Total Internet & Direct Marketing Retail		2,739,349
Media — 6.4%
AMC Networks Inc., Class A Shares	3,645	188,446	*
Comcast Corp., Class A Shares	64,935	2,218,829
Discovery Communications Inc., Class A Shares	11,340	243,016	*
GCI Liberty Inc., Class A Shares	1,755	92,769	*
Liberty Broadband Corp., Class A Shares	405	34,344	*
Liberty Broadband Corp., Class C Shares	765	65,553	*
Liberty Media Corp.-Liberty Formula One, Class A Shares	675	19,771	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	1,035	31,930	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	2,880	118,368	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	5,760	235,296	*
Lions Gate Entertainment Corp., Class B Shares	4,455	107,276
Walt Disney Co.	7,290	732,208
Total Media		4,087,806
Specialty Retail — 1.4%
Home Depot Inc.	4,889	871,416
Total Consumer Discretionary		8,958,753
Consumer Staples — 4.1%
Beverages — 1.8%
Anheuser-Busch InBev SA/NV, ADR	7,245	796,515
Coca-Cola Co.	7,554	328,070
Total Beverages		1,124,585
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	2,757	519,501
CVS Health Corp.	7,456	463,838
Total Food & Staples Retailing		983,339
Food Products — 0.8%
McCormick & Co. Inc., Non Voting Shares	4,627	492,267
Total Consumer Staples		2,600,191

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2018 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2018

ClearBridge All Cap Growth ETF

Security	Shares	Value
Energy — 5.0%
Energy Equipment & Services — 2.4%
National-Oilwell Varco Inc.	10,890	$400,861
Schlumberger Ltd.	11,745	760,841
Weatherford International PLC	157,365	360,366	*
Total Energy Equipment & Services		1,522,068
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	17,055	1,030,293
Pioneer Natural Resources Co.	3,598	618,064
Total Oil, Gas & Consumable Fuels		1,648,357
Total Energy		3,170,425
Financials — 3.7%
Capital Markets — 2.7%
BlackRock Inc.	1,812	981,597
Charles Schwab Corp.	13,725	716,719
Total Capital Markets		1,698,316
Consumer Finance — 1.0%
American Express Co.	7,155	667,419
Total Financials		2,365,735
Health Care — 21.2%
Biotechnology — 8.2%
Alexion Pharmaceuticals Inc.	4,320	481,507	*
Biogen Inc.	6,975	1,909,895	*
Celgene Corp.	8,820	786,832	*
ImmunoGen Inc.	9,321	98,057	*
Ionis Pharmaceuticals Inc.	9,630	424,491	*
Regeneron Pharmaceuticals Inc.	1,395	480,382	*
Vertex Pharmaceuticals Inc.	6,300	1,026,774	*
Total Biotechnology		5,207,938
Health Care Equipment & Supplies — 1.4%
Dentsply Sirona Inc.	10,802	543,449
Medtronic PLC	4,050	324,891
Total Health Care Equipment & Supplies		868,340
Health Care Providers & Services — 5.4%
UnitedHealth Group Inc.	16,020	3,428,280
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific Inc.	4,140	854,744
Pharmaceuticals — 4.8%
Allergan PLC	8,495	1,429,624
Johnson & Johnson	5,355	686,243

See Notes to Financial Statements.

4	ClearBridge All Cap Growth ETF 2018 Semi-Annual Report

ClearBridge All Cap Growth ETF

Security	Shares	Value
Pharmaceuticals — continued
Zoetis Inc.	11,385	$950,761
Total Pharmaceuticals		3,066,628
Total Health Care		13,425,930
Industrials — 9.0%
Aerospace & Defense — 1.7%
L3 Technologies Inc.	5,220	1,085,760
Air Freight & Logistics — 1.0%
United Parcel Service Inc., Class B Shares	6,165	645,229
Building Products — 1.0%
Johnson Controls International PLC	18,225	642,249
Construction & Engineering — 1.1%
Fluor Corp.	11,610	664,324
Industrial Conglomerates — 1.2%
Honeywell International Inc.	5,341	771,828
Machinery — 1.4%
Caterpillar Inc.	3,493	514,798
Pentair PLC	5,580	380,166
Total Machinery		894,964
Trading Companies & Distributors — 1.6%
NOW Inc.	11,070	113,135	*
W. W. Grainger Inc.	3,195	901,853
Total Trading Companies & Distributors		1,014,988
Total Industrials		5,719,342
Information Technology — 35.6%
Communications Equipment — 1.2%
Palo Alto Networks Inc.	4,095	743,324	*
Electronic Equipment, Instruments & Components — 2.7%
Dolby Laboratories Inc., Class A Shares	8,775	557,739
TE Connectivity Ltd.	11,925	1,191,308
Total Electronic Equipment, Instruments & Components		1,749,047
Internet Software & Services — 9.4%
Akamai Technologies Inc.	15,885	1,127,517	*
Alphabet Inc., Class A Shares	765	793,412	*
Alphabet Inc., Class C Shares	1,170	1,207,194	*
eBay Inc.	12,735	512,457	*
Facebook Inc., Class A Shares	6,030	963,534	*
LogMeIn Inc.	1,170	135,194
Twitter Inc.	43,020	1,248,010	*
Total Internet Software & Services		5,987,318

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2018

ClearBridge All Cap Growth ETF

Security	Shares	Value
IT Services — 3.7%
PayPal Holdings Inc.	13,140	$996,932	*
Visa Inc., Class A Shares	11,070	1,324,193
Total IT Services		2,321,125
Semiconductors & Semiconductor Equipment — 2.7%
Broadcom Ltd.	3,060	721,089
Cree Inc.	7,920	319,255	*
Texas Instruments Inc.	6,435	668,532
Total Semiconductors & Semiconductor Equipment		1,708,876
Software — 12.4%
Adobe Systems Inc.	5,490	1,186,279	*
Autodesk Inc.	7,425	932,431	*
Citrix Systems Inc.	11,745	1,089,936	*
Microsoft Corp.	16,740	1,527,860
Nuance Communications Inc.	12,780	201,285	*
Oracle Corp.	15,836	724,497
Red Hat Inc.	6,883	1,029,077	*
Splunk Inc.	7,390	727,102	*
VMware Inc., Class A Shares	4,013	486,657	*
Total Software		7,905,124
Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	3,600	604,008
Seagate Technology PLC	18,315	1,071,794
Western Digital Corp.	5,805	535,627
Total Technology Hardware, Storage & Peripherals		2,211,429
Total Information Technology		22,626,243
Materials — 3.9%
Chemicals — 1.9%
Ecolab Inc.	5,490	752,514
Praxair Inc.	3,186	459,740
Total Chemicals		1,212,254
Metals & Mining — 2.0%
Freeport-McMoRan Inc.	40,860	717,910	*
Nucor Corp.	8,775	536,065
Total Metals & Mining		1,253,975
Total Materials		2,466,229
Real Estate — 1.1%
Equity Real Estate Investment Trusts (REITs) — 1.1%
Equinix Inc.	1,608	672,369
Total Investments before Short-Term Investments (Cost — $59,212,980)		$62,005,217

See Notes to Financial Statements.

6	ClearBridge All Cap Growth ETF 2018 Semi-Annual Report

ClearBridge All Cap Growth ETF

Security	Rate	Shares	Value
Short-Term Investments — 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost — $1,466,604)	1.524%	1,466,604	$1,466,604
Total Investments — 100.0% (Cost — $60,679,584)			63,471,821
Other Assets in Excess of Liabilities — 0.0%			13,776
Total Net Assets — 100.0%			$63,485,597

*	Non-income producing security.

Abbreviation used in this schedule:
ADR	— American Depository Receipts

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2018 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

March 31, 2018

Assets:
Investments, at value (Cost — $60,679,584)	$63,471,821
Cash	532
Dividends and interest receivable	41,605
Total Assets	63,513,958

Liabilities:
Investment management fee payable	28,361
Total Liabilities	28,361
Total Net Assets	$63,485,597

Net Assets:
Par value (Note 5)	$23
Paid-in capital in excess of par value	58,979,033
Undistributed net investment income	83,166
Accumulated net realized gain on investments	1,631,138
Net unrealized appreciation on investments	2,792,237
Total Net Assets	$63,485,597

Shares Outstanding	2,250,000

Net Asset Value	$28.22

See Notes to Financial Statements.

8	ClearBridge All Cap Growth ETF 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2018

Investment Income:
Dividends	$272,676
Interest	7,137
Less: Foreign taxes withheld	(1,971)
Total Investment Income	277,842

EXPENSES:
Investment management fee (Note 2)	134,646
Total Expenses	134,646
Net Investment Income	143,196

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	1,648,655
Change in Net Unrealized Appreciation (Depreciation) From Investments	1,491,003
Net Gain on Investments	3,139,658
Increase in Net Assets from Operations	$3,282,854

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2018 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended March 31, 2018 (unaudited) and the Period Ended September 30, 2017	2018	2017†

Operations:
Net investment income	$143,196	$70,172
Net realized gain (loss)	1,648,655	(17,517)
Change in net unrealized appreciation (depreciation)	1,491,003	1,301,234
Increase in Net Assets From Operations	3,282,854	1,353,889

Distributions to Shareholders From (Note 1):
Net investment income	(130,202)	—
Decrease in Net Assets From Distributions to Shareholders	(130,202)	—

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,250,000 and 1,400,000 shares issued, respectively)	34,681,173	35,272,848
Cost of shares repurchased (400,000 and 0 shares repurchased, respectively)	(10,974,965)	—
Increase in Net Assets From Fund Share Transactions	23,706,208	35,272,848
Increase in Net Assets	26,858,860	36,626,737

Net Assets:
Beginning of period	36,626,737	—
End of period*	$63,485,597	$36,626,737
*Includes undistributed net investment income of:	$83,166	$70,172

†	For the period May 3, 2017 (inception date) to September 30, 2017.

See Notes to Financial Statements.

10	ClearBridge All Cap Growth ETF 2018 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
	2018[1,2]	2017[1,3]

Net asset value, beginning of period	$26.16	$24.84

Income from operations:
Net investment income	0.08	0.06
Net realized and unrealized gain	2.05	1.26
Total income from operations	2.13	1.32

Less distributions from:
Net investment income	(0.07)	—
Total distributions	(0.07)	—

Net asset value, end of period	$28.22	$26.16
Total return, at NAV[4]	8.13%	5.31%

Net assets, end of period (000s)	$63,486	$36,627

Ratios to average net assets:
Gross expenses[5]	0.53%	0.53%
Net expenses[5]	0.53	0.53
Net investment income[5]	0.56	0.62

Portfolio turnover rate[6]	7%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period May 3, 2017 (inception date) to September 30, 2017.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2018 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term capital appreciation through investing in a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are

12	ClearBridge All Cap Growth ETF 2018 Semi-Annual Report

observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

ClearBridge All Cap Growth ETF 2018 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$62,005,217	—	—	$62,005,217
Short-term investments†	1,466,604	—	—	1,466,604
Total investments	$63,471,821	—	—	$63,471,821

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

14	ClearBridge All Cap Growth ETF 2018 Semi-Annual Report

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired

ClearBridge All Cap Growth ETF 2018 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.53% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays ClearBridge monthly 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$8,488,916
Sales	3,295,687

During the six months ended March 31, 2018, in-kind transactions (see Note 5) were as follows:

Contributions	$28,675,718
Redemptions	10,709,891
Realized gain (loss)*	1,410,349

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

16	ClearBridge All Cap Growth ETF 2018 Semi-Annual Report

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At March 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$60,679,584	$5,299,464	$(2,507,227)	$2,792,237

4. Derivative instruments and hedging activities

During the six months ended March 31, 2018, the Fund did not invest in derivative instruments.

5. Fund share transactions

At March 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are made principally on an in-kind basis and under some circumstances partially on a cash basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of September 30, 2017, the Fund had deferred capital losses of $16,891, which have no expiration date, that will be available to offset future taxable capital gains.

ClearBridge All Cap Growth ETF 2018 Semi-Annual Report	17

ClearBridge

All Cap Growth ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge All Cap Growth ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

ClearBridge All Cap Growth ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge All Cap Growth ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

CBAX450670 5/18 SR18-3337

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2018